Interim Condensed Consolidated Statements of Financial Position (Current Period Unaudited) - USD ($)	Mar. 31, 2018	Dec. 31, 2017
Current assets
Cash	$ 26,638,487	$ 36,230,343
Short-term investments	30,000,000	30,000,000
Interest receivable	961,538	575,499
Sales tax and other receivables	113,416	94,497
Income tax and tax credits receivable	1,093,218	977,901
Prepaid expenses	2,366,465	3,798,882
Total current assets	61,173,124	71,677,122
Non-current assets
Long-term investments	75,000,000	75,000,000
Property and equipment	28,402	33,084
Intangible assets	1,667,487	1,715,192
Total non-current assets	76,695,889	76,748,276
Total assets	137,869,013	148,425,398
Current liabilities
Accounts payable and accrued liabilities	8,661,725	6,718,666
Total liabilities	8,661,725	6,718,666
Equity
Common shares	230,659,692	230,659,692
Contributed surplus	3,391,141	2,659,348
Deficit	(104,843,545)	(91,612,308)
Total equity	129,207,288	141,706,732
Total equity and liabilities	$ 137,869,013	$ 148,425,398